Shareholder Report, Holdings (Details)	May 31, 2024
C000225824 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000225824 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000225824 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000225824 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000225824 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225824 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225824 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000225824 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000005536 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000005536 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005536 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000005536 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000005536 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005536 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005536 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005536 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000005537 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000005537 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005537 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000005537 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000005537 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005537 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005537 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005537 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000166333 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000166333 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000166333 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000166333 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000166333 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000166333 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166333 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166333 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.90%